Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	714,682,596.43	30,901
Yield Supplement Overcollateralization Amount 03/31/22	22,428,655.02	0
Receivables Balance 03/31/22	737,111,251.45	30,901
Principal Payments	26,820,664.92	572
Defaulted Receivables	700,532.62	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	21,263,581.78	0
Pool Balance at 04/30/22	688,326,472.13	30,305

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.34%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,727,512.64	216
Past Due 61-90 days	1,418,063.78	60
Past Due 91-120 days	216,116.35	8
Past Due 121+ days	0.00	0
Total	7,361,692.77	284

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	507,098.93
Aggregate Net Losses/(Gains) - April 2022	193,433.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.41%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.48%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	7,915,754.43
Actual Overcollateralization	7,915,754.43
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.50%
Weighted Average Remaining Term	51.93

Flow of Funds	$ Amount
Collections	29,701,291.80
Investment Earnings on Cash Accounts	869.69
Servicing Fee	(614,259.38)
Transfer to Collection Account	-
Available Funds	29,087,902.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	216,710.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,177,274.44
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,915,754.43
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,773,341.53

Total Distributions of Available Funds	29,087,902.11

Servicing Fee	614,259.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	706,463,746.57
Principal Paid	26,053,028.87
Note Balance @ 05/16/22	680,410,717.70

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	193,853,746.57
Principal Paid	26,053,028.87
Note Balance @ 05/16/22	167,800,717.70
Note Factor @ 05/16/22	45.5868722%

Class A-3
Note Balance @ 04/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	368,080,000.00
Note Factor @ 05/16/22	100.0000000%

Class A-4
Note Balance @ 04/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	96,650,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	31,920,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	15,960,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	261,531.71
Total Principal Paid	26,053,028.87
Total Paid	26,314,560.58

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	32,308.96
Principal Paid	26,053,028.87
Total Paid to A-2 Holders	26,085,337.83

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2464490
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5505361
Total Distribution Amount	24.7969851

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0877746
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.7789640
Total A-2 Distribution Amount	70.8667386

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.57
Noteholders' Third Priority Principal Distributable Amount	612.60
Noteholders' Principal Distributable Amount	303.83

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,659,652.60
Investment Earnings	608.92
Investment Earnings Paid	(608.92)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,613,518.01	$3,667,813.12	$3,159,901.29
Number of Extensions	93	129	108
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.48%	0.40%